Note 15 - Benefit Plans (Details) - Changes in Projected Benefit Obligations (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Changes in Projected Benefit Obligations [Abstract]
Liability for pension, beginning	$ 4,517,757	$ 3,952,450	$ 3,952,450	$ 3,392,213
Service cost	244,796	185,469	247,293	273,702
Interest cost	178,179	150,219	200,290	208,231
Actuarial (gain) loss			117,724	78,304
Benefits paid			0	0
Liability for pension, ending			$ 4,517,757	$ 3,952,450